CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Current assets
Cash	$ 51,409		$ 160,940				$ 953,329
Prepaid expenses	35,000		106,495				450,708
Investments held in Trust Account	189,038,189
Total Current Assets	189,124,598		267,435				1,404,037
Investments held in Trust Account	22,060,895		208,244,129				205,284,883
Total Assets	211,185,493		208,511,564				206,688,920
Current liabilities
Accounts payable and accrued expenses	7,086,211		6,210,035				396,587
Amounts due to redeemed Class A common stockholders	189,038,189
Total Current Liabilities	196,124,400		6,210,035				396,587
Derivative warrant liabilities	583,819		2,712,450				9,856,706
Deferred underwriting fee payable							6,693,750
Total Liabilities	196,708,219		8,922,485				16,947,043
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at June 30, 2023 and December 31, 2022
Accumulated deficit	(6,836,728)		(7,913,028)				(15,533,626)
Total Stockholders' Deficit	(6,836,225)	$ (6,938,913)	(7,912,525)	$ (6,775,298)	$ (12,619,810)	$ (16,787,359)	(15,533,123)	$ 0
Total Liabilities and Stockholders' Deficit	211,185,493		208,511,564				206,688,920
Class A common stock
Stockholders' Deficit
Common stock	341
Class A common stock subject to possible redemption
Current liabilities
Class A common stock; 20,125,000 shares subject to possible redemption at $10.45 and $10.31 per share at June 30, 2023 and December 31, 2022, respectively	21,313,499		207,501,604				205,275,000
Class A common stock not subject to possible redemption
Stockholders' Deficit
Common stock			0				0
Class B common stock
Stockholders' Deficit
Common stock	$ 162		$ 503				$ 503